Cover	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2021
Entity File Number	001-35867
Entity Registrant Name	Chimerix, Inc.
Entity Central Index Key	0001117480
Entity Tax Identification Number	33-0903395
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2505 Meridian Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	919
Local Phone Number	806-1074
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CMRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false